UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.79% as of the close of the reporting period
MUNICIPAL BONDS AND NOTES (100.1%)(a)
	Rating(RAT)	Principal amount	Value

California (0.3%)

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	$1,000,000	$337,490

			337,490
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	300,000	320,202

			320,202
Illinois (0.1%)

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/30	AA	100,000	108,610

			108,610
Michigan (0.1%)

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	140,000	157,055

			157,055
Minnesota (96.5%)

Anoka Cnty., G.O. Bonds, Ser. A, 5.00%, 2/1/24 (Prerefunded 2/1/18)	Aa1	620,000	629,988

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	300,000	282,855

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4.00%, 2/1/21	AA+	500,000	521,055

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A
5.00%, 2/1/25 (Prerefunded 2/1/18)	Aa2	865,000	878,260
4.00%, 2/1/33	Aa2	500,000	540,200

Center City, Hlth. Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation)
5.00%, 11/1/44	Baa1	500,000	544,760
5.00%, 11/1/41	Baa1	700,000	724,059

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5.00%, 1/1/32	A2	1,000,000	1,120,440

Chaska, G.O. Bonds (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa2	500,000	597,540

Circle Pines, G.O. Bonds (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AA+	750,000	642,068

Cloquet, G.O. Bonds (Indpt. School Dist. No. 94), Ser. B, 5.00%, 2/1/27	Aa2	1,100,000	1,339,514

Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BB+	345,000	359,542

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A
5.25%, 7/1/40	BB+	500,000	532,300
U.S. Govt. Coll., 5.125%, 7/1/33 (Prerefunded 7/1/23)	AAA/P	500,000	607,785

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	810,000	845,559
6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	440,000	459,316

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5.875%, 11/1/40	BB+	500,000	518,310

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6.00%, 4/1/18	BBB+	110,000	110,188

Forest Lake, Charter School Lease Rev. Bonds (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5.50%, 8/1/36	BB+	250,000	271,120

Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	503,510
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	250,000	259,278

Hennepin Cnty., G.O. Bonds, Ser. A
5.00%, 12/1/41	AAA	500,000	596,135
5.00%, 12/1/38	AAA	530,000	635,751

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5.00%, 12/15/26	AA+	1,500,000	1,517,205
4.75%, 12/15/29 (Prerefunded 12/15/17)	AAA	500,000	505,535

Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27	A1	250,000	275,965

Jordan, School Bldg. G.O. Bonds (Indpt. School Dist. No. 717), Ser. A
5.00%, 2/1/28	Aa2	960,000	1,131,552
5.00%, 2/1/28 (Prerefunded 2/1/23)	AAA/P	40,000	47,353

Lakeville, G.O. Bonds (Indpt. School Dist. No. 194)
Ser. D, 5.00%, 2/1/21	Aa2	1,000,000	1,131,330
Ser. B, 4.00%, 2/1/27	Aa2	510,000	584,282

Maple Grove, Hlth. Care Fac. Rev. Bonds (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa1	500,000	580,070
5.00%, 5/1/31	Baa1	500,000	582,795
5.00%, 5/1/30	Baa1	850,000	995,410

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.)
Ser. B-2, 0.82%, 11/15/35	VMIG1	150,000	150,000
Ser. B-1, 0.81%, 11/15/35	VMIG1	900,000	900,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5.25%, 8/15/35	AA-	500,000	548,145

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. C, 5.00%, 1/1/37	AA-	825,000	980,389
Ser. C, 5.00%, 1/1/36	AA-	825,000	982,641
Ser. A, 5.00%, 1/1/35	AA-	1,000,000	1,082,810
Ser. B, 5.00%, 1/1/29	A+	910,000	1,034,943
Ser. B, 5.00%, 1/1/23	A+	730,000	858,100
Ser. B, 5.00%, 1/1/22	AA-	1,250,000	1,311,125

Minneapolis, Rev. Bonds
(National Marrow Donor Program), U.S. Govt. Coll., 4.875%, 8/1/25 (Prerefunded 8/1/18)	AAA/P	650,000	673,355
(YMCA of the Greater Twin Cities), 4.00%, 6/1/31	Baa1	100,000	106,680
(YMCA of the Greater Twin Cities), 4.00%, 6/1/27	Baa1	100,000	109,483

Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A+	250,000	285,090

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5.00%, 3/1/29	Aa1	350,000	369,691

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276), Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,808,889

Minnetonka, Hsg. Fac. VRDN (Beacon Hill), FNMA Coll., 0.82%, 5/15/34	VMIG1	380,000	380,000

MN Agricultural & Econ. Dev. Board Rev. Bonds (Essentia Hlth.), Ser. C-1, AGC, 5.00%, 2/15/30	AA	1,000,000	1,078,590

MN State COP (Legislative Office Fac.), 5.00%, 6/1/37	AA	3,000,000	3,440,152

MN State G.O. Bonds
Ser. A, 5.00%, 8/1/35	Aa1	750,000	891,375
(Trunk Hwy.), Ser. B, 5.00%, 10/1/30	Aa1	1,000,000	1,145,330
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	11,531
(Trunk Hwy.), Ser. B, 4.00%, 8/1/26	Aa1	500,000	534,190

MN State Rev. Bonds
Ser. A, 5.00%, 6/1/38	AA	1,000,000	1,145,440
(Gen. Fund Appropriations), Ser. B, 5.00%, 3/1/29	AA	500,000	577,295

MN State College & U. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,135,540
4.00%, 10/1/25	Aa3	1,000,000	1,112,280

MN State Higher Ed. Fac. Auth. Rev. Bonds
(College of St. Scholastica, Inc.), Ser. H, 5.125%, 12/1/40	Baa2	750,000	778,905
(Bethel U.), 5.00%, 5/1/47	BBB-	1,000,000	1,117,580
(Carleton College), Ser. D, 5.00%, 3/1/40 (Prerefunded 3/1/19)	Aa2	1,000,000	1,061,000
(U. of St. Thomas), Ser. 7-A, 5.00%, 10/1/39	A2	500,000	533,195
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa1	1,000,000	1,149,440
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	868,733
(St. Catherine U.), Ser. 7-Q, 5.00%, 10/1/32	Baa1	700,000	783,398
(Gustavus Adolfus College), Ser. 7-B, 5.00%, 10/1/31 (Prerefunded 10/1/19)	A3	500,000	541,825
(College of St. Benedict), Ser. 7-M, 5.00%, 3/1/31	Baa1	300,000	322,554
(St. Johns U.), Ser. 8-H, 5.00%, 10/1/22	A2	500,000	586,715
(St. John's U.), Ser. 6-U, 4.75%, 10/1/33 (Prerefunded 10/1/18)	A2	500,000	515,655
(St. Olaf College), Ser. 7-F, 4.50%, 10/1/30 (Prerefunded 10/1/19)	A1	750,000	805,073
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	547,500
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	98,196
(College of St. Scholastica, Inc.), Ser. 7-R, 4.00%, 12/1/19	Baa2	200,000	207,896
(Macalester College), Ser. 7-S, 3.00%, 5/1/22	Aa3	415,000	435,679

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.), Ser. E, 5.10%, 1/1/40	Aa1	500,000	515,250

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5.25%, 10/1/27	A2	1,000,000	1,023,430
Ser. A, 5.00%, 10/1/34	A2	150,000	171,339
5.00%, 10/1/33	A2	250,000	290,793
5.00%, 10/1/29	A2	350,000	423,133

MN State Pub. Fac. Auth. Rev. Bonds (Clean & Drinking Wtr. Revolving Fund), Ser. A, 5.00%, 3/1/30	Aaa	500,000	608,700

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. E, 3.50%, 1/1/46	Aa1	805,000	846,530

Moorhead, Edl. Fac. Rev. Bonds (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	561,605

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/28	A3	250,000	300,418
Ser. A-2, 5.00%, 1/1/24	A3	500,000	554,560
Ser. A, AGC, 5.00%, 1/1/21	AA	1,000,000	1,011,960
Ser. A-1, 5.00%, 1/1/19	A3	500,000	527,230

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB+	400,000	410,424

Rochester, Elec. Util. Rev. Bonds
Ser. B, 5.00%, 12/1/43	Aa3	1,000,000	1,149,100
Ser. A, 5.00%, 12/1/36	Aa3	500,000	594,330
Ser. A, 5.00%, 12/1/35	Aa3	500,000	595,685

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,108,880
(Mayo Clinic), Ser. D, 5.00%, 11/15/38	Aa2	500,000	541,980
(Mayo Clinic), Ser. E, 5.00%, 11/15/38	Aa2	750,000	812,970
(Mayo Clinic), Ser. B, 5.00%, 11/15/36	Aa2	500,000	649,365
(Olmsted Med. Ctr.), 5.00%, 7/1/33	A/F	650,000	728,871
(Mayo Clinic), Ser. B, 5.00%, 11/15/29	Aa2	750,000	947,775
(Mayo Clinic), 4.00%, 11/15/41	Aa2	250,000	261,525

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.76%, 11/15/38	VMIG1	1,050,000	1,050,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5.00%, 2/1/28 (Prerefunded 2/1/19)	AA+	525,000	555,314

Rosemount, G.O. Bonds (Indpt. School Dist. No 196), Ser. A, 5.00%, 2/1/27	Aa1	500,000	617,660

Sartell, G.O. Bonds (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa2	700,000	412,517

Shakopee, Hlth. Care Facs. Rev. Bonds (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	751,197
5.00%, 9/1/29	A-	250,000	285,700

Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.25%, 1/1/30 (Prerefunded 1/1/19)	A1	750,000	793,298
5.00%, 1/1/36	A1	500,000	577,500
NATL, zero %, 1/1/24	A1	2,000,000	1,768,080

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.)
AGC, U.S. Govt. Coll., 5.375%, 5/1/31 (Prerefunded 5/1/19)	A1	1,000,000	1,072,890
Ser. A, 5.125%, 5/1/30	A1	30,000	32,613
Ser. A, U.S. Govt. Coll., 5.125%, 5/1/30 (Prerefunded 5/1/20)	Aaa	470,000	521,145
Ser. A, 5.00%, 5/1/46	A1	1,500,000	1,697,760

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aaa	1,000,000	1,088,460
Ser. C, U.S. Govt. Coll., 5.75%, 7/1/30 (Prerefunded 7/1/18)	Aaa	1,000,000	1,040,670

St. Paul Park, Senior Hsg. & Hlth. Care Rev. Bonds (Presbyterian Homes Bloomington), 5.00%, 9/1/42(FWC)	BB/P	500,000	525,160

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05%, 10/1/27	BB-/P	550,000	550,528
Ser. A, 5.00%, 8/1/35	A1	385,000	404,700
(SPCPA Bldg. Co.), 4.625%, 3/1/43	BBB-	350,000	363,650

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	303,288
Ser. A, 5.00%, 12/1/37	BBB-	500,000	539,590
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	262,010
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB+	500,000	520,955
(Nova Classical Academy), 4.00%, 9/1/36	BBB-	250,000	252,068

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty Healthcare), 5.00%, 2/1/29	A	1,000,000	1,044,680
(Allina Hlth. Syst.), Ser. A, NATL, 5.00%, 11/15/19	Aa3	1,000,000	1,008,310
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/37	A+	1,000,000	1,063,690
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/36	A+	1,000,000	1,066,380

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), Ser. A
5.00%, 7/1/33	A2	1,000,000	1,142,930
5.00%, 7/1/32	A2	500,000	574,100

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5.00%, 11/15/40 (Prerefunded 11/15/25)	A+	650,000	813,365

St. Paul, Metro. Council Area G.O. Bonds (Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,239,493

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	750,000	751,163

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	200,000	181,982

U. of MN Rev. Bonds, Ser. A
5.50%, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,120,740
5.25%, 12/1/30	Aa1	1,000,000	1,131,220
5.00%, 4/1/41	Aa1	1,000,000	1,169,060
5.00%, 4/1/35	Aa1	1,000,000	1,183,280

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5.00%, 1/1/32	Aa3	500,000	588,420
5.00%, 1/1/31	Aa3	1,000,000	1,162,400
5.00%, 1/1/30	Aa3	1,000,000	1,161,610

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5.00%, 2/1/21	Aa3	1,000,000	1,129,540

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group), 5.00%, 7/1/34	BBB	400,000	419,504

Woodbury, G.O. Bonds, Ser. A, 3.00%, 2/1/22	AAA	780,000	837,946

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5.00%, 12/1/32	BBB-	220,000	236,254
5.00%, 12/1/27	BBB-	210,000	228,644

			103,754,755
New Jersey (0.3%)

NJ State Econ. Dev. Auth. Rev. Bonds (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	260,000	291,795

			291,795
New York (0.1%)

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5.00%, 7/1/33	A-	100,000	112,051

			112,051
North Carolina (0.5%)

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.25%, 10/1/37	BB/P	500,000	533,485

			533,485
Ohio (0.7%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, 5.00%, 11/15/23	BBB+/F	150,000	172,869

OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/48	A1	250,000	278,780

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	250,000	283,713

			735,362
Pennsylvania (0.3%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 5.00%, 1/1/38	BBB+/F	250,000	273,173

			273,173
Puerto Rico (0.2%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	A	1,000,000	219,560

			219,560
Texas (0.2%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5.00%, 10/1/44	BBB+/F	250,000	267,800

			267,800
Virginia (0.2%)

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5.00%, 10/1/45	BBB/F	225,000	248,877

			248,877
Wisconsin (0.3%)

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	250,000	272,203

			272,203
TOTAL INVESTMENTS

Total investments (cost $102,942,011)			$107,632,418

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $107,523,917.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	20.9%
	Education	17.9
	Prerefunded	14.9
	Utilities	13.1
	Local debt	12.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$107,632,418	$—

Totals by level	$—	$107,632,418	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017